Schedule I - Investments	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Text Block]
SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
For the Twelve Months Ended December 31, 2024
($ in millions)

Type of investment	Amortized Cost or Cost	Fair Value	Amount at which shown in the Balance Sheet
Fixed income securities
U.S. government	$1,767.7	$1,741.9	$1,741.9
U.S. agency	7.5	7.2	7.2
Municipal	85.8	83.9	83.9
Corporate	2,200.8	2,137.5	2,137.5
High Yield Loans	101.7	102.4	102.4
Non-U.S. government-backed corporate	135.7	134.1	134.1
Non-U.S. government	272.6	271.2	271.2
Asset-backed (1)	767.7	770.8	859.7
Agency commercial mortgage-backed	5.0	4.4	4.4
Agency residential mortgage-backed	635.0	549.8	549.8
Total fixed income securities	$5,979.5	$5,803.2	$5,892.1
Short term investments	$262.9	$262.9	$262.9
Catastrophe bonds	$1.0	$1.0	$1.0
Privately held investments (2)	$312.0	$237.4	$311.0
Investments, equity method		$7.3	$7.3
Other investments at fair value (3)		$188.6	$267.2
Total investments		$6,589.3	$6,741.5
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(1)Fixed income securities, asset-backed excludes related party investments totaling fair value of $88.9 million.
(2)Privately-held investments excludes related party investments totaling $73.6 million.
(3)Other investments excludes related party investments of $78.6 million in Funds managed by Apollo.